Operating Lease - Schedule of Right-of-Use Assets and Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
Cost	¥ 4,180	¥ 2,813
Accumulated amortization	(955)	(217)
Right of use assets, net	3,225	2,596	$ 461
Lease liabilities	1,153	457	165
Lease liabilities	2,248	2,226	$ 321
Total lease liabilities	¥ 3,401	¥ 2,683
Weighted discount rate for the operating lease	3.63%	3.85%	3.63%
Weighted average remaining lease term	3 years 1 month 6 days	4 years	3 years 1 month 6 days